FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


1.  Name and address of issuer:
      Nicholas-Applegate? Institutional Funds
      600 West Broadway,
      San Diego, CA 92101-3311

2.  Name of each series or class of funds for which this notice is filed:
      (If the form is being filed for all series and classes of
	securities of the issuer,
       check the box but do not list series or classes):
        U.S. Mini Cap Growth - Class I
        U.S. Emerging Growth - Class I & R
        U.S. Small Cap Value - Class I
        U.S. Large Cap Value - Class I & R
        U.S. Large Cap Select Growth - Class I & R
        U.S. Equity Growth - Class I
        U.S. Systematic SMID Growth - Class I
        U.S. Convertible - Class I
        Global Select - Class I & II
        International Growth - Class I, II, III, IV & R
        International Growth Opportunities - Class I & II
        International Systematic - Class I
        Emerging Countries - Class I & II
        U.S. High Yield Bond - Class I & II
 3.   Investment Company Act File Number:    811-07384
      Securities Act File Number:            333-71469
 4(a).  Last day of fiscal year for which this notice is filed:
          March 31, 2004
4(b).  Check box if this notice is being filed
                late.
4(c).  Check this box if this is the last time
       the issuer will be filing this Form.


5.   Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during the
             fiscal year pursuant to section 24f-2:      $565,530,132
(ii)  Aggregate price of securities redeemed or
             repurchased during the fiscal year:         $579,851,613
(iii)  Aggregate price of securities redeemed or
        repurchased during any prior fiscal year ending no
              earlier than October 11, 1995 that were not
              previously used to reduce registration fees
              payable
              to the Commission:                      $  834,360,957
(iv) Total available redemption credits.
               [add Items 5(ii) and 5(iii)]:          $1,414,212,570
(v)   Net Sales - If Item 5(i) is greater than Item 5(iv)
             [subtract Item 5(iv) from Item 5(i)]:    $0
(vi)  Redemption credits available for use in future years ( $848,682,438)
              - If Item 5(i) is less than 5(iv) [subtract
                Item 5(iv) from Item 5(i)]:
(vii) Multiplier for determining registration fee
(See Instruction C.9):                x .0001267
(viii)  Registration fee due [multiply Item 5(v) by Item 5(vii)]
               (enter "0" if no fee is due):             = $0
6.  Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
N/A If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that
number here:   N/A.
7.  Interest due-- if this Form is being filed more than
     90 days after the end of the issuer's fiscal year
      (see Instruction D)                           + $0
8.  Total of the amount of registration fee due plus any interest due
      [line 5(viii) plus line                       = $0
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

                       Wire Transfer
                       Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)
Thomas Muscarella

Assistant Treasurer of the Funds

Date:  June 10, 2004